Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Compensation and Human Capital Committee’s practice is to grant annual equity awards to executive officers at its meeting in March each year, which is generally scheduled well in advance. Additionally, the committee retains discretion to grant other equity awards from time to time when and as the committee may determine to be appropriate, such as in connection with a new hire or promotion. The release of material nonpublic information is not taken into account by agilon in determining the timing and terms of equity award grants, and agilon does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation and Human Capital Committee’s practice is to grant annual equity awards to executive officers at its meeting in March each year, which is generally scheduled well in advance. Additionally, the committee retains discretion to grant other equity awards from time to time when and as the committee may determine to be appropriate, such as in connection with a new hire or promotion.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The release of material nonpublic information is not taken into account by agilon in determining the timing and terms of equity award grants, and agilon does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false